Obligations Related to Finance Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Leased Assets [Line Items]
Finance Lease, Liability, Current	$ 0	$ (20,517)
Finance Lease, Liability, Noncurrent	0	119,082
Lessee, Operating Lease, Liability, Payments, Due Year Five	7,388
Teekay Tankers
Operating Leased Assets [Line Items]
Finance Lease Liability, Gross	0	140,811
Finance Lease, Liability	0	139,599
Finance Lease, Liability, Current	0	(20,517)
Finance Lease, Liability, Noncurrent	0	119,082
Lessee, Operating Lease, Liability, Payments, Due Year Five		6,300
Finance Lease Obligations [Member] | Teekay Tankers
Operating Leased Assets [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	0	$ (1,212)
March 2024 Sale Leaseback | Teekay Tankers
Operating Leased Assets [Line Items]
Sale Leaseback Transaction, Total Cost	$ 137,000